UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28, 2001

Check here if Amendment |_|; Amendment Number:
This amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    JDS Capital Management, Inc.
Address: 780 Third Avenue, 45th Floor
         New York, NY 10017

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph D. Samberg
Title:  President
Phone:  212-833-9921
Signature, Place and Date of Signing:

/s/ Joseph D. Samberg, New York, NY,  October 30, 2001

Report Type (Check only one.):
|X|         13F HOLDINGS REPORT.
|_|         13F NOTICE.
|_|         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    25678

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
-------------------------------- ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D CHECK POINT SOFTWARE TECHNOLO  COMMON STOCK     M22465104     1112    50500 SH       SOLE     01           50500        0      0
D CISCO SYS INC COM              OPTIONS - CALLS  17275R0JC     4019   330000 SH  CALL SOLE     01          330000        0      0
D CITRIX SYSTEMS INC COM         COMMON STOCK     177376100      950    48000 SH       SOLE     01           48000        0      0
D GEMSTAR-TV GUIDE INT           COMMON STOCK     36866W106     1797    91178 SH       SOLE     01           91178        0      0
D GOTO.COM INC COM SEE CUSIP 690 COMMON STOCK     38348T107     1600   127500 SH       SOLE     01          127500        0      0
D MACROVISION CORP COM           COMMON STOCK     555904101     1767    62200 SH       SOLE     01           62200        0      0
D MAXTOR CORP COM                COMMON STOCK     577729205      718   201000 SH       SOLE     01          201000        0      0
D MEADE INSTRUMENTS CORP         COMMON STOCK     583062104     1034   273556 SH       SOLE     01          273556        0      0
D NUMERICAL TECHNOLOGIES INC     COMMON STOCK     67053T101      850    51200 SH       SOLE     01           51200        0      0
D PALM INC COM STK               COMMON STOCK     696642107      540   370000 SH       SOLE     01          370000        0      0
D PAXSON COMMUNICATIONS CORP     COMMON STOCK     704231109     2659   369292 SH       SOLE     01          369292        0      0
D PAXSON COMMUNICATIONS CORP     OPTIONS - CALLS  704231ELB     2376   330000 SH  CALL SOLE     01          330000        0      0
D SUN MICROSYSTEMS INC USD.0006  OPTIONS - CALLS  8668100JB     2729   330000 SH  CALL SOLE     01          330000        0      0
D TTR INC COM                    COMMON STOCK     87305U102     1048   680360 SH       SOLE     01          680360        0      0
D VIASAT INC COM                 COMMON STOCK     92552V100     1739    97450 SH       SOLE     01           97450        0      0
D WESTERN DIGITAL CORP COM       COMMON STOCK     958102105      740   340985 SH       SOLE     01          340985        0      0
S REPORT SUMMARY                 16 DATA RECORDS               25678        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED